Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Select Mid Cap Growth Fund - Class A | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Mid Cap Growth Fund - Class A | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Growth Fund - Class A | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Class A | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Class A | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Class A | Roblox Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class A | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class A | Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class A | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Class A | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Columbia Select Mid Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Select Mid Cap Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Select Mid Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Select Mid Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Select Mid Cap Growth Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Select Mid Cap Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Mid Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Select Mid Cap Growth Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Mid Cap Growth Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Select Mid Cap Growth Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Columbia Select Mid Cap Growth Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Select Mid Cap Growth Fund - Class C | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Mid Cap Growth Fund - Class C | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Growth Fund - Class C | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Class C | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Class C | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Class C | Roblox Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class C | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class C | Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class C | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Class C | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Columbia Select Mid Cap Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Select Mid Cap Growth Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Select Mid Cap Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Select Mid Cap Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Select Mid Cap Growth Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Select Mid Cap Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Mid Cap Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Select Mid Cap Growth Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Mid Cap Growth Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Select Mid Cap Growth Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Columbia Select Mid Cap Growth Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Select Mid Cap Growth Fund - Institutional Class | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Mid Cap Growth Fund - Institutional Class | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Growth Fund - Institutional Class | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Institutional Class | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Institutional Class | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Institutional Class | Roblox Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional Class | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional Class | Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional Class | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Institutional Class | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Columbia Select Mid Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Select Mid Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Select Mid Cap Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Select Mid Cap Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Select Mid Cap Growth Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Select Mid Cap Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Mid Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Select Mid Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Mid Cap Growth Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Select Mid Cap Growth Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Columbia Select Mid Cap Growth Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Roblox Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Columbia Select Mid Cap Growth Fund - Institutional Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Roblox Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Columbia Select Mid Cap Growth Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Select Mid Cap Growth Fund - Class S | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Mid Cap Growth Fund - Class S | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Mid Cap Growth Fund - Class S | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Class S | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Mid Cap Growth Fund - Class S | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Mid Cap Growth Fund - Class S | Roblox Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class S | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class S | Cloudflare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class S | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Class S | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Select Mid Cap Growth Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Columbia Select Mid Cap Growth Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Select Mid Cap Growth Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Select Mid Cap Growth Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Select Mid Cap Growth Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Select Mid Cap Growth Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Select Mid Cap Growth Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Mid Cap Growth Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Select Mid Cap Growth Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Mid Cap Growth Fund - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Mid Cap Growth Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Select Mid Cap Growth Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Columbia Select Mid Cap Growth Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%